Provisions, judicial deposits and restricted cash - escrow account and indemnity asset (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Provisions
Balance at beginning of period		R$ 12,347	R$ 633
Provisions		18	659
Provision of obligations assumed in a business combination	[1]		13,583
Reversal of obligations assumed in a business combination	[1]	(2,303)	(2,240)
Reversal		(442)	(273)
Payments			(15)
Balance at end of period		9,620	12,347
Tax
Provisions
Balance at beginning of period		205	131
Provisions		0	77
Provision of obligations assumed in a business combination	[1]		0
Reversal of obligations assumed in a business combination	[1]	0	0
Reversal		(205)	(3)
Payments			0
Balance at end of period		0	205
Labor
Provisions
Balance at beginning of period		12,142	502
Provisions		18	582
Provision of obligations assumed in a business combination	[1]		13,583
Reversal of obligations assumed in a business combination	[1]	(2,303)	(2,240)
Reversal		(237)	(270)
Payments			(15)
Balance at end of period		R$ 9,620	R$ 12,142

[1]	In relation to Box 1824 business combination, the Group has assumed an amount of R$ 13,583 related to labor contingencies liability, on the acquisition date. As of December 31, 2023, the amount provisioned was R$ 9,040 (R$ 11,343 as of December 31,2022).